Related party transactions	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

11. Related party transactions:

For the quarter ended March 31, 2025, the Company has the following related party transactions:

	Three Months ended March 31, 2025	Three Months ended March 31, 2024
Director’s fees	$3,495	$2,003
Salaries, wages, consultants and benefits	94,246	160,130
Selling and marketing	34,224	15,380
Stock-based compensation (Note 8)	16,952	23,923
Software technology development (Note 7)	75,833	60,148
Closing balance for the period	$224,750	$261,584

The Company has liabilities of $67,817 (December 31, 2024 - $66,181) as at March 31, 2025, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the period ended March 31, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

The related party transactions are in the normal course of operations and were measured at the currency exchange amount, which is the amount of consideration established and agreed to by the related parties.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2025 and 2024

(Unaudited)